SCHEDULE OF REVENUE OF PRODUCTION AND DISTRIBUTION OF VENDORS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Concentration Risk [Line Items]
Direct Costs	$ 296,093	$ 155	$ 298,314	$ 59,303	$ 51,789	$ 62,978
Account payable	$ 54,423		$ 54,423		55,092	91,533
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Vendor C						$ 118,621
Concentration risk, percentage						45.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Vendor C						$ 135,200
Concentration risk, percentage						51.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Concentration Risk [Line Items]
Vendor C					$ 8,800
Concentration risk, percentage					14.00%
Direct Costs					$ 8,800
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage				18.00%
Direct Costs				$ 8,800
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			99.00%
Direct Costs			$ 296,000
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Account payable						118,621
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Account payable
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor C [Member]
Concentration Risk [Line Items]
Account payable					$ 8,800